Investment Objectives and Goals - Hull Tactical US ETF	Feb. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Hull Tactical US ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hull Tactical US ETF (the “Fund”) seeks long-term capital appreciation.